Income Taxes	12 Months Ended
Dec. 31, 2017
Disclosure Of Income Taxes [Abstract]
Income Taxes
17.	INCOME TAXES.
a)	Income taxes

The following table presents the components of the income tax expense / (benefit) for the years ended December 31, 2017, 2016 and 2015:

	For the years ended December 31,
	2017	2016	2015
Current Income Tax and Adjustments to Current Income Tax for Previous Periods	ThCh$	ThCh$	ThCh$
Current income tax	(162,820,181)	(162,033,295)	(84,003,064)
Adjustments to current tax from the previous period	(1,127,646)	(710,740)	(7,307,511)
Other current tax benefit / (expense)	15,934,106	21,380,071	(34,995,137)
Current tax expense, net	(148,013,721)	(141,363,964)	(126,305,712)
Benefit / (expense) from deferred taxes for origination and reversal of temporary differences	4,671,420	29,960,782	16,693,113
Total deferred tax benefit / (expense)	4,671,420	29,960,782	16,693,113
Income tax expense	(143,342,301)	(111,403,182)	(109,612,599)

The following table reconciles income taxes resulting from applying the local current tax rate to “Net income before taxes” and the actual income tax expense recorded in the accompanying Consolidated Statement of Comprehensive Income for the years ended December 31, 2017, 2016 and 2015:

		12-31-2017		12-31-2016		12-31-2015
Reconciliation of Tax Expense	Rate	ThCh$	Rate	ThCh$	Rate	ThCh$
ACCOUNTING INCOME BEFORE TAX		666,760,212		676,674,298		456,580,763
Total tax income (expense) using statutory rate	(25.50%)	(170,023,854)	(24.00%)	(162,401,830)	(22.50%)	(102,730,671)
Tax effect of rates applied in other countries	0.05%	328,968
Tax effect of non-taxable revenues	5.67%	37,774,743	6.53%	44,163,296	2.12%	9,674,087
Tax effect of non-tax-deductible expenses	(3.11%)	(20,737,858)	(2.13%)	(14,392,926)	(4.61%)	(21,060,811)
Tax effect of adjustments to taxes in previous periods	(0.17%)	(1,127,646)	(0.11%)	(710,740)	(1.60%)	(7,307,511)
Price level restatement for tax purposes (investments and equity)	1.57%	10,443,346	3.24%	21,939,018	2.58%	11,812,307
Total adjustments to tax expense using statutory rate	4.00%	26,681,553	7.53%	50,998,648	(1.51%)	(6,881,928)
Income tax benefit (expense)	(21.50%)	(143,342,301)	(16.47%)	(111,403,182)	(24.01%)	(109,612,599)

b)	Deferred taxes

The origination and changes in deferred tax assets and liabilities as of December 31, 2017 and 2016, are as follows:

	December 31, 2017		December 31, 2016
	Assets	Liabilities	Assets	Liabilities
Deferred Tax Assets (Liabilities)	ThCh$	ThCh$	ThCh$	ThCh$
Accumulated depreciation	162,315	(263,847,598)	5,465,105	(246,373,416)
Provisions	39,890,472	—	36,785,893	(342,283)
Post-employment benefit obligations	6,336,920	(364,925)	6,795,806	(579,978)
Tax loss carryforwards	9,536,102	—	11,911,396	—
Other	49,635,500	(10,734,675)	21,979,742	(13,210,542)
Deferred Tax Assets/Liabilities before compensation	105,561,309	(274,947,198)	82,937,942	(260,506,219)
Compensation of Assets (Liabilities) for deferred taxes	(102,723,517)	102,723,517	(61,141,425)	61,141,425
Deferred Tax Assets (Liabilities) after compensation	2,837,792	(172,223,681)	21,796,517	(199,364,794)

	Opening balance January 1, 2017	Changes 2017						Closing balance December 31, 2017
		Increase (decrease) in profit or loss	Increase (decrease) in other comprehensive income	Recognized directly in equity	Foreign currency translation	Transfers to (from) Noncurrent Assets and Groups in Dispossession held for sale	Other increases (decreases)
Deferred Tax Assets (Liabilities)	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Accumulated depreciation	(240,908,311)	(22,836,691)	—	—	61,222	—	(1,503)	(263,685,283)
Provisions	36,443,610	2,940,867	—	—	—	—	505,995	39,890,472
Post-employment benefit obligations	6,215,828	976,808	(463,556)	—	—	—	(757,085)	5,971,995
Tax loss carryforwards	11,911,396	(2,375,294)	—	—	—	—	—	9,536,102
Other (1)	8,769,200	25,965,730	(497)	—	(28,356)	—	4,194,748	38,900,825
Deferred Tax Assets (Liabilities)	(177,568,277)	4,671,420	(464,053)	—	32,866	—	3,942,155	(169,385,889)

	Opening balance January 1, 2016	Changes 2016						Closing balance December 31, 2016
		Increase (decrease) in profit or loss	Increase (decrease) in other comprehensive income	Recognized directly in equity	Foreign currency translation	Transfers to (from) Noncurrent Assets and Groups in Dispossession held for sale	Other increases (decreases)
Deferred Tax Assets (Liabilities)	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Accumulated depreciation	(265,258,085)	24,331,401	—	—	15,488	—	2,885	(240,908,311)
Provisions	33,240,241	3,203,369	—	—	—	(62,749)	62,749	36,443,610
Post-employment benefit obligations	5,236,522	(807,693)	1,786,999	—	—	21,853	(21,853)	6,215,828
Tax loss carryforwards	12,084,821	(173,368)	—	—	—	—	(57)	11,911,396
Other	43,365,996	756,651	1,822	(30,829,099)	12,645	—	(4,538,815)	8,769,200
Deferred Tax Assets (Liabilities)	(171,330,505)	27,310,360	1,788,821	(30,829,099)	28,133	(40,896)	(4,495,091)	(177,568,277)

(1)

Deferred taxes recognized in increase (decrease) in profit and loss are mainly the related to recognition of tax on the investment in Hidroaysen, which has been classified as non-current assets held for distribution to the owners.

Recovery of deferred tax assets will depend on whether sufficient tax profits will be obtained in the future. The Group believes that the future profit projections for its subsidiaries will allow these assets to be recovered.

a.	As of December 31, 2017 and 2016, the Group does not have unrecognized deferred tax assets related to tax loss carryforwards.

The Group has not recognized deferred tax liabilities for taxable temporary differences associated with investments in subsidiaries and joint ventures, as it is able to control the timing of the reversal of the temporary differences and considers that it is probable that such temporary differences will not reverse in the foreseeable future. As of December 31, 2017 and 2016, the aggregate of taxable temporary differences associated with investments in subsidiaries and joint ventures for which deferred tax liabilities have not been recognized totaled ThCh$1,143,608,396 and ThCh$1,145,437,791, respectively. Additionally, the Group has not recognized deferred tax asset for deductible temporary differences which as of December 31, 2017 and 2016, totaled ThCh$257,883,751 and ThCh$399,626,044, respectively, as it is not probable that sufficient future taxable profits exist to recover such temporary differences.

The Group entities are potentially subject to income tax audits by the Chilean tax regulator and are limited to three tax years after which tax audits over those years can no longer be performed. Tax audits by nature are often complex and can require several years to complete. The tax years potentially subject to examination are 2014 through 2016.

The Company came into legal existence on March 1, 2016, therefore, it does not have prior periods subject to income tax audits.

Given the range of possible interpretations of tax standards, the results of any future inspections carried out by Chilean tax authority for the years subject to audit can give rise to tax liabilities that cannot currently be quantified objectively. Nevertheless, management estimates that the liabilities, if any, that may arise from such tax audits, would not significantly impact the Group’s future results.

The effects of deferred tax on the components of other comprehensive income for the years ended December 31, 2017, 2016 and 2015, are as follows:

	For the years ended December 31,
	2017			2016			2015
Effects of Deferred Tax on the Components of	Amount Before Tax	Income Tax Expense (Benefit)	Amount After Tax	Amount Before Tax	Income Tax Expense (Benefit)	Amount After Tax	Amount Before Tax	Income Tax Expense (Benefit)	Amount After Tax
Other Comprehensive Income	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Available-for-sale financial assets	1,840	(497)	1,343	(6,740)	1,820	(4,920)	1,077	(290)	787
Cash flow hedge	97,558,961	(25,701,599)	71,857,362	89,068,357	(21,116,232)	67,952,125	(122,593,576)	31,868,299	(90,725,277)
Share of other comprehensive income from associates and joint ventures accounted for using the equity method	(1,490)	—	(1,490)	(11,691,075)	—	(11,691,075)	(577,862)	—	(577,862)
Foreign currency translation	(3,686,549)	—	(3,686,549)	(3,532,844)	—	(3,532,844)	162,373	—	162,373
Actuarial gains(losses) on defined-benefit pension plans	1,716,875	(463,556)	1,253,319	(6,618,514)	1,786,999	(4,831,515)	(5,645,532)	1,325,242	(4,320,290)
Income tax related to components of other comprehensive income	95,589,637	(26,165,652)	69,423,985	67,219,184	(19,327,413)	47,891,771	(128,653,520)	33,193,251	(95,460,269)

b.

In Chile, Law No. 20,780 was published in the Official Gazette on September 29, 2014. It changes the income tax system and other taxes, by replacing the current tax system in 2017 with two alternative tax systems: the attributed income system and partially integrated system.

This law gradually increases the rate of income tax on corporate income. Thus, it increased to 21% in 2014, to 22.5% in 2015 and to 24% in 2016. From 2017 taxpayers choosing the attributed income system are subject to a rate of 25%, while companies choosing the partially integrated system are subject to a rate of 25.5% in 2017 and 27% in 2018.

The law also states that corporations will automatically be subject to the partially integrated system unless a future Extraordinary Shareholders’ Meeting agrees to select the attributed income system.

Law No. 20,899 was published on February 8, 2016, simplifying the income tax system. This law among its main modifications imposed a partially integrated system as mandatory for corporations, cancelling the previously available attributed income system option.

The movements in deferred taxes for the components of other comprehensive income as of December 31, 2017, 2016 and 2015, are as follows:

	For the years ended December 31,
	2017	2016	2015
Reconciliation of changes in deferred taxes of components of other comprehensive income	ThCh$	ThCh$	ThCh$
Total increases (decreases) for deferred taxes of other comprehensive income from continuing operations	(497)	1,788,821	1,724,427
Income tax of changes in cash flow hedge transactions	(25,701,599)	(21,116,234)	31,468,824
Total income tax relating to components of other comprehensive income	(25,702,096)	(19,327,413)	33,193,251